Investment Securities (Schedule of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value of Available-for-Sale Securities) (Detail) (Equity Securities, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Acquisition cost	¥ 2,055	¥ 3,079
Gross unrealized gains	1,244	2,377
Gross unrealized losses	27	1
Fair value	¥ 3,272	¥ 5,455